Long-term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Income loss from equity method investments			¥ 1,560	$ 220	¥ (196)	¥ 276
Equity investments without readily determinable fair values			¥ 2,919		¥ 2,919			$ 411
Proceeds from providing facilitating services							¥ 41,117
Acquired minority equity interest	¥ 2,000	$ 282
Third Party Investor [Member] | Guangzhou City Government [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage							5.00%